UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C. 20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Concord Asset Management, LLC
Address: 150 South Wacker Drive, Suite 3200, Chicago, IL 60606
Form 13F File Number: 028-10666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: W. Richard Mason
Title: Corporate Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Madison Affiliated Companies Legal and Compliance Dept.
Scottsdale, Arizona
August 10, 2012

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 46
Form 13F Information Table Value Total: $231,552(thousands)

List of Other Included Managers: None

                                                            FORM 13F INFORMATION TABLE

                                                    VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE       CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MANAGERS  SOLE   SHARED   NONE
------------------------------ ---------- -------- -------- -------- --- ---- ------- --------- ------ -------- ------
Apache Corp.                   COM        037411105     4745    53983 SH       SOLE                53983
Apple Computers                COM        037833100     7284    12472 SH       SOLE                12472
BHP Billiton Plc.              COM        05545E209     5020    87784 SH       SOLE                87784
BP PLC-Sponsored ADR           ADR        055622104      202     4971 SH       SOLE                 4971
Becton Dickinson & Co.         COM        075887109     5995    80199 SH       SOLE                80199
Berkshire Hathaway Class B     COM        084670702     7137    85652 SH       SOLE                85652
CSX Corp                       COM        126408103     7115   318200 SH       SOLE               318200
Caterpillar Inc                COM        149123101     5822    68561 SH       SOLE                68561
ChevronTexaco Corp             COM        166764100      409     3881 SH       SOLE                 3881
Coca Cola Co.                  COM        191216100     7551    96576 SH       SOLE                96576
Colgate Palmolive Co           COM        194162103     8123    78028 SH       SOLE                78028
Danaher Corporation            COM        235851102     8809   169149 SH       SOLE               169149
Discovery Communications       COM        25470F302     6093   121650 SH       SOLE               121650
EMC Corp.                      COM        268648102     8149   317941 SH       SOLE               317941
Eli Lilly Co Inc               COM        532457108      241     5622 SH       SOLE                 5622
Exxon Mobil Corporation        COM        30231G102     8341    97473 SH       SOLE                97473
Fomento Economico Mexico S.A.B ADR        344419106    11319   126827 SH       SOLE               126827
Google                         COM        38259P508     7233    12470 SH       SOLE                12470
H.J. Heinz Co.                 COM        423074103     7010   128903 SH       SOLE               128903
International Business Machine COM        459200101     8112    41475 SH       SOLE                41475
JP Morgan Chase & Co.          COM        46625H100      258     7218 SH       SOLE                 7218
Johnson & Johnson              COM        478160104     6270    92801 SH       SOLE                92801
Johnson Controls Inc.          COM        478366107     5877   212100 SH       SOLE               212100
Kraft                          COM        50075N104     8039   208153 SH       SOLE               208153
Lowe's Companies               COM        548661107     6201   218050 SH       SOLE               218050
Novartis AG-ADR                ADR        66987V109     5651   101099 SH       SOLE               101099
Oracle Corp.                   COM        68389X105     7348   247402 SH       SOLE               247402
Pepsico                        COM        713448108      207     2924 SH       SOLE                 2924
Procter & Gamble               COM        742718109      266     4339 SH       SOLE                 4339
Qualcomm Inc.                  COM        747525103     6602   118574 SH       SOLE               118574
Sasol LTD Sponsored ADR        ADR        803866300     5029   118461 SH       SOLE               118461
Schlumberger, Ltd.             COM        806857108     5385    82968 SH       SOLE                82968
Schwab (Charles) Corp.         COM        808513105     7125   551080 SH       SOLE               551080
Standard & Poor's Depository R COM        78462F103      216     1585 SH       SOLE                 1585
Starbucks Corporation          COM        855244109      433     8125 SH       SOLE                 8125
Target Corp.                   COM        87612E106     8706   149617 SH       SOLE               149617
United Technologies Corp       COM        913017109     8105   107308 SH       SOLE               107308
Vanguard Mid-Cap VIPER         ETF        922908629      358     4638 SH       SOLE                 4638
Vanguard Small Cap Value Fund  COM        922908611     6132    89915 SH       SOLE                89915
Vanguard Total Stock Market Vi ETF        922908769     2616    37539 SH       SOLE                37539
Wal-Mart Stores                COM        931142103     1032    14800 SH       SOLE                14800
Yum! Brands Inc.               COM        988498101     5896    91525 SH       SOLE                91525
iShares MSCI Emerging Markets  ETF        464287234     7659   195675 SH       SOLE               195675
iShares Russell 1000 Index Fun ETF        464287622      357     4750 SH       SOLE                 4750
iShares Russell Midcap Index F ETF        464287499      427     4050 SH       SOLE                 4050
iShares S&P Small-Cap 600 Inde ETC        464287804      647     8830 SH       SOLE                 8830